Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	Hatteras Alternative Mutual Funds Trust
Central Index Key	0001171324
Amendment Flag	false
Document Creation Date	Jul. 01, 2016
Document Effective Date	Jul. 01, 2016
Prospectus Date	Apr. 29, 2016
Hatteras Alpha Hedged Strategies Fund | no load
Prospectus:
Trading Symbol	ALPHX
Hatteras Alpha Hedged Strategies Fund | Class C
Prospectus:
Trading Symbol	APHCX
Hatteras Alpha Hedged Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	ALPIX
Hatteras Alpha Hedged Strategies Fund | Class A
Prospectus:
Trading Symbol	APHAX
Hatteras Long / Short Equity Fund | Institutional Class
Prospectus:
Trading Symbol	HLSIX
Hatteras Long / Short Equity Fund | Class A
Prospectus:
Trading Symbol	HLSAX
Hatteras Long / Short Debt Fund | Institutional Class
Prospectus:
Trading Symbol	HFINX
Hatteras Long / Short Debt Fund | Class A
Prospectus:
Trading Symbol	HFIAX
Hatteras Long / Short Debt Fund | Class C
Prospectus:
Trading Symbol	HFICX
Hatteras Managed Futures Strategies Fund | Class A
Prospectus:
Trading Symbol	HMFAX
Hatteras Managed Futures Strategies Fund | Institutional Class
Prospectus:
Trading Symbol	HMFIX
Hatteras Managed Futures Strategies Fund | Class C
Prospectus:
Trading Symbol	HMFCX
Hatteras Alternative Multi-Manager Fund | Institutional Class
Prospectus:
Trading Symbol	HHSIX
Hatteras Alternative Multi-Manager Fund | Class A
Prospectus:
Trading Symbol	HMMAX
Hatteras Alternative Multi-Manager Fund | Class C
Prospectus:
Trading Symbol	HMMCX